Organization and Business Operations, Notice of Delisting or Failure to Satisfy a Continued Listing Rule or Standard (FY) (Details)	Dec. 21, 2023 shares	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 16, 2023 Shareholder	Dec. 31, 2022 USD ($)
Organization and Business Operations [Abstract]
Minimum number of public holders required for continued listing | Shareholder				400
Converted Shares [Abstract]
Cash and Investment held in Trust Account		$ 19,205,223	$ 62,418,210		$ 237,038,010
Class B Common Stock [Member] | Sponsor [Member]
Converted Shares [Abstract]
Conversion of Class B common stock to Class A common stock (in shares) | shares	5,000,000
Class A Common Stock [Member]
Converted Shares [Abstract]
Cash and Investment held in Trust Account		$ 0	$ 0